Liquidity and Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Liquidity and Going Concern [Line Items]
LIQUIDITY AND GOING CONCERN
2.	LIQUIDITY AND GOING CONCERN

The Company has not historically been profitable and has had negative cash flow from operations since inception. During the nine months ended September 30, 2024, the Company incurred a net loss of $59.1 million. During the nine months ended September 30, 2024, the Company used $13.4 million of cash in operations. At September 30, 2024, the Company had an accumulated deficit of $455.5 million, a working capital of $6.6 million, and cash and cash equivalents of $6.5 million.

The Company will need additional capital to support its planned product development and operations. Based upon the Company’s current operating plan, it estimates that its cash and cash equivalents as of the issuance date of the unaudited interim condensed consolidated financial statements included in this report are insufficient for the Company to fund operating, investing, and financing cash flow needs for the twelve months subsequent to the issuance date of these unaudited interim condensed consolidated financial statements. To obtain the capital necessary to fund the operations, the Company may seek to obtain funds through public or private equity offerings, debt financing transactions, refinancing or restructuring its current debt obligations, or any other means.

These uncertainties raise substantial doubt regarding the Company’s ability to continue as a going concern for a period of twelve months subsequent to the issuance date of the unaudited interim condensed consolidated financial statements included in this report. Certain elements of the operating plan to alleviate the conditions that raise substantial doubt, including but not limited to the Company’s ability to achieve its operating cash flow targets and the ability to restructure its current debt, both of which are outside of the Company’s control. Accordingly, the Company cannot conclude that management’s plans will be effectively implemented within one year from the date the unaudited interim condensed consolidated financial statements are issued. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the unaudited interim condensed consolidated financial statements are issued. The unaudited interim condensed consolidated financial statements do not contain any adjustments that might result from the outcome of this uncertainty.

BOLT THREADS, INC. [Member]
Liquidity and Going Concern [Line Items]
LIQUIDITY AND GOING CONCERN

2. LIQUIDITY AND GOING CONCERN

The Company has not historically been profitable and has had negative cash flow from operations since inception. During the year ended December 31, 2023, the Company incurred a net loss of $57.7 million and used $29.2 million of cash in operations. As of December 31, 2023 the Company had an accumulated deficit of $396.4 million, a working capital deficit of $22.6 million, and cash and cash equivalents of $0.9 million.

The Company will need substantial capital to support the product development and operations. Based upon the Company’s current operating plan, it estimates that its cash and cash equivalents as of the issuance date of the consolidated financial statements included in this report are insufficient for the Company to fund operating, investing, and financing cash flow needs for the twelve months subsequent to the issuance date of these consolidated financial statements. To obtain the capital necessary to fund the operations, the Company expects to obtain funds through public or private equity offerings, debt financing transactions, and refinancing or restructuring its current debt obligations.

These uncertainties raise substantial doubt regarding the Company’s ability to continue as a going concern for a period of twelve months subsequent to the issuance date of the consolidated financial statements included in this report. Certain elements of the operating plan to alleviate the conditions that raise substantial doubt, including but not limited to the Company’s ability to complete the Business Combination with the Sponsor (see Note 13 — Commitment and Contingencies) and the ability to restructure its current debt, are outside of the Company’s control. Accordingly, the Company cannot conclude that management’s plans will be effectively implemented within one year from the date the consolidated financial statements are issued. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the consolidated financial statements are issued. The consolidated financial statements do not contain any adjustments that might result from the outcome of this uncertainty.